TRANSAMERICA FUNDS

Supplement to the Currently Effective Advisor Class Prospectus

and Advisor Class Summary Prospectuses

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Transamerica Capital Growth

Transamerica Concentrated Growth

Transamerica Dividend Focused

Transamerica Emerging Markets Debt

Transamerica Emerging Markets Equity

Transamerica Event Driven

Transamerica Flexible Income

Transamerica Floating Rate

Transamerica Global Equity

Transamerica Global Long/Short Equity

Transamerica High Yield Bond

Transamerica High Yield Muni

Transamerica Inflation Opportunities

Transamerica Intermediate Bond

Transamerica Intermediate Muni

Transamerica International Equity

Transamerica Large Cap Value

Transamerica Mid Cap Growth

Transamerica Mid Cap Value Opportunities

Transamerica MLP & Energy Income

Transamerica Multi-Cap Growth

Transamerica Short-Term Bond

Transamerica Small Cap Core

Transamerica Small Cap Growth

Transamerica Small Cap Value

Transamerica Small/Mid Cap Value

Transamerica Strategic High Income

Transamerica Unconstrained Bond

Transamerica US Growth

For each Fund listed above, the following replaces the first paragraph of the section of the Fund’s Advisor Class Prospectus and Advisor Class Summary Prospectus titled “Fees and Expenses”:

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Management fees shown in the table below have been restated to reflect the combination of investment advisory and administrative services fees under one agreement and the fund’s payment of a single management fee effective March 1, 2016.

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Investors Should Retain this Supplement for Future Reference

February 10, 2017